Other Gains (Losses)	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Gains Net [Abstract]
Other Gains (Losses)

33.  OTHER GAINS (LOSSES)

Other gains (losses) for the years ended December 31, 2018, 2017 and 2016, are as follows:

	For the years ended December 31,
	2018	2017	2016
Other Gains (Losses)	ThUS$	ThUS$	ThUS$

Disposals of property, plants and equipment	630	5,160	25,844
Other	51	185	(13,703)

Total	681	5,345	12,141